Statements of Net Assets Available for Benefits - EBP 003 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value (Note 4):
Investments, at fair value	$ 1,657,140,252	$ 1,503,584,552
Receivables:
Notes receivable from participants	20,560,905	19,901,072
Employer's contribution (Note 1(b))	21,575,237	31,804,274
Other	231	4,761
Total Receivables	42,136,373	51,710,107
Total Assets	1,699,276,625	1,555,294,659
Liabilities
Benefits payable	30,786	7,204
Net assets available for benefits	1,699,245,839	1,555,287,455
Money Market Account [Member]
Investments, at fair value (Note 4):
Investments, at fair value	65,747	71,270
Mutual Funds [Member]
Investments, at fair value (Note 4):
Investments, at fair value	285,506,316	870,828,651
Common Collective Trust Funds [Member]
Investments, at fair value (Note 4):
Investments, at fair value	1,334,523,181	595,273,658
Common Stock [Member]
Investments, at fair value (Note 4):
Investments, at fair value	$ 37,045,008	$ 37,410,973